Distribution Date:	08/15/25	JPMCC Commercial Mortgage Securities Trust 2015-JP1
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-JP1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26-28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590KAA2	1.949000%	26,534,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590KAB0	3.143800%	138,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590KAC8	3.802900%	34,912,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590KAD6	3.649800%	120,000,000.00	70,810,830.35	37,161,534.92	215,371.14	0.00	0.00	37,376,906.06	33,649,295.43	45.73%	30.00%
A-5	46590KAE4	3.914000%	196,971,000.00	196,971,000.00	0.00	642,453.75	0.00	0.00	642,453.75	196,971,000.00	45.73%	30.00%
A-SB	46590KAF1	3.732600%	43,021,000.00	2,285,563.38	742,770.11	7,109.24	0.00	0.00	749,879.35	1,542,793.27	45.73%	30.00%
A-S	46590KAG9	4.118700%	30,969,000.00	30,969,000.00	0.00	106,293.35	0.00	0.00	106,293.35	30,969,000.00	38.49%	26.13%
B	46590KAH7	4.621700%	40,960,000.00	40,960,000.00	0.00	157,754.03	0.00	0.00	157,754.03	40,960,000.00	28.92%	21.00%
C	46590KAK0	4.887730%	45,955,000.00	45,955,000.00	0.00	187,179.70	0.00	0.00	187,179.70	45,955,000.00	18.18%	15.25%
D	46590KAL8	4.387730%	27,973,000.00	27,973,000.00	0.00	102,281.64	0.00	0.00	102,281.64	27,973,000.00	11.64%	11.75%
E	46590KBA1	4.387730%	21,979,000.00	21,979,000.00	0.00	80,364.93	0.00	0.00	80,364.93	21,979,000.00	6.50%	9.00%
F	46590KAS3	4.887730%	17,982,000.00	17,982,000.00	0.00	73,242.63	0.00	0.00	73,242.63	17,982,000.00	2.30%	6.75%
G*	46590KAU8	4.887730%	9,990,000.00	9,822,014.07	0.00	33,704.70	0.00	0.00	33,704.70	9,822,014.07	0.00%	5.50%
NR	46590KAW4	4.887730%	43,957,440.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46590KBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			799,219,440.00	465,707,407.80	37,904,305.03	1,605,755.11	0.00	0.00	39,510,060.14	427,803,102.77

X-A	46590KAN4	1.016195%	590,423,000.00	301,036,393.73	0.00	254,926.38	0.00	0.00	254,926.38	263,132,088.70
X-B	46590KAP9	0.266030%	40,960,000.00	40,960,000.00	0.00	9,080.49	0.00	0.00	9,080.49	40,960,000.00
X-C	46590KAQ7	0.000000%	45,955,000.00	45,955,000.00	0.00	0.00	0.00	0.00	0.00	45,955,000.00
X-D	46590KAR5	0.500000%	27,973,000.00	27,973,000.00	0.00	11,655.42	0.00	0.00	11,655.42	27,973,000.00
X-E	46590KAY0	0.500000%	21,979,000.00	21,979,000.00	0.00	9,157.92	0.00	0.00	9,157.92	21,979,000.00
Notional SubTotal			727,290,000.00	437,903,393.73	0.00	284,820.21	0.00	0.00	284,820.21	399,999,088.70

Deal Distribution Total					37,904,305.03	1,890,575.32	0.00	0.00	39,794,880.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590KAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590KAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590KAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590KAD6	590.09025292	309.67945767	1.79475950	0.00000000	0.00000000	0.00000000	0.00000000	311.47421717	280.41079525
A-5	46590KAE4	1,000.00000000	0.00000000	3.26166669	0.00000000	0.00000000	0.00000000	0.00000000	3.26166669	1,000.00000000
A-SB	46590KAF1	53.12669115	17.26529160	0.16525046	0.00000000	0.00000000	0.00000000	0.00000000	17.43054206	35.86139955
A-S	46590KAG9	1,000.00000000	0.00000000	3.43224999	0.00000000	0.00000000	0.00000000	0.00000000	3.43224999	1,000.00000000
B	46590KAH7	1,000.00000000	0.00000000	3.85141675	0.00000000	0.00000000	0.00000000	0.00000000	3.85141675	1,000.00000000
C	46590KAK0	1,000.00000000	0.00000000	4.07310848	0.00000000	0.00000000	0.00000000	0.00000000	4.07310848	1,000.00000000
D	46590KAL8	1,000.00000000	0.00000000	3.65644157	0.00000000	0.00000000	0.00000000	0.00000000	3.65644157	1,000.00000000
E	46590KBA1	1,000.00000000	0.00000000	3.65644160	0.00000000	0.00000000	0.00000000	0.00000000	3.65644160	1,000.00000000
F	46590KAS3	1,000.00000000	0.00000000	4.07310811	0.00000000	0.00000000	0.00000000	0.00000000	4.07310811	1,000.00000000
G	46590KAU8	983.18459159	0.00000000	3.37384384	0.63077377	2.16498498	0.00000000	0.00000000	3.37384384	983.18459159
NR	46590KAW4	0.00000000	0.00000000	0.00000000	0.00000000	52.43417929	0.00000000	0.00000000	0.00000000	0.00000000
R	46590KBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590KAN4	509.86562808	0.00000000	0.43176905	0.00000000	0.00000000	0.00000000	0.00000000	0.43176905	445.66707039
X-B	46590KAP9	1,000.00000000	0.00000000	0.22169165	0.00000000	0.00000000	0.00000000	0.00000000	0.22169165	1,000.00000000
X-C	46590KAQ7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590KAR5	1,000.00000000	0.00000000	0.41666679	0.00000000	0.00000000	0.00000000	0.00000000	0.41666679	1,000.00000000
X-E	46590KAY0	1,000.00000000	0.00000000	0.41666682	0.00000000	0.00000000	0.00000000	0.00000000	0.41666682	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/25 - 07/30/25	30	0.00	215,371.14	0.00	215,371.14	0.00	0.00	0.00	215,371.14	0.00
A-5	07/01/25 - 07/30/25	30	0.00	642,453.75	0.00	642,453.75	0.00	0.00	0.00	642,453.75	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	7,109.24	0.00	7,109.24	0.00	0.00	0.00	7,109.24	0.00
X-A	07/01/25 - 07/30/25	30	0.00	254,926.38	0.00	254,926.38	0.00	0.00	0.00	254,926.38	0.00
X-B	07/01/25 - 07/30/25	30	0.00	9,080.49	0.00	9,080.49	0.00	0.00	0.00	9,080.49	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/25 - 07/30/25	30	0.00	11,655.42	0.00	11,655.42	0.00	0.00	0.00	11,655.42	0.00
X-E	07/01/25 - 07/30/25	30	0.00	9,157.92	0.00	9,157.92	0.00	0.00	0.00	9,157.92	0.00
A-S	07/01/25 - 07/30/25	30	0.00	106,293.35	0.00	106,293.35	0.00	0.00	0.00	106,293.35	0.00
B	07/01/25 - 07/30/25	30	0.00	157,754.03	0.00	157,754.03	0.00	0.00	0.00	157,754.03	0.00
C	07/01/25 - 07/30/25	30	0.00	187,179.70	0.00	187,179.70	0.00	0.00	0.00	187,179.70	0.00
D	07/01/25 - 07/30/25	30	0.00	102,281.64	0.00	102,281.64	0.00	0.00	0.00	102,281.64	0.00
E	07/01/25 - 07/30/25	30	0.00	80,364.93	0.00	80,364.93	0.00	0.00	0.00	80,364.93	0.00
F	07/01/25 - 07/30/25	30	0.00	73,242.63	0.00	73,242.63	0.00	0.00	0.00	73,242.63	0.00
G	07/01/25 - 07/30/25	30	15,264.60	40,006.13	0.00	40,006.13	6,301.43	0.00	0.00	33,704.70	21,628.20
NR	N/A	N/A	2,295,522.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,304,872.29
Totals			2,310,786.98	1,896,876.75	0.00	1,896,876.75	6,301.43	0.00	0.00	1,890,575.32	2,326,500.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	39,794,880.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,907,277.43	Master Servicing Fee	5,488.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,797.69
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	200.51
ARD Interest	0.00	Operating Advisor Fee	1,263.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	441.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,907,277.43	Total Fees	10,400.67

Principal		Expenses/Reimbursements
Scheduled Principal	29,801,451.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	8,102,853.84	Special Servicing Fees (Monthly)	6,301.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	37,904,305.03	Total Expenses/Reimbursements	6,301.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,890,575.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	37,904,305.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	39,794,880.35
Total Funds Collected	39,811,582.46	Total Funds Distributed	39,811,582.45

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	465,707,407.80	465,707,407.80	Beginning Certificate Balance	465,707,407.80
(-) Scheduled Principal Collections	29,801,451.19	29,801,451.19	(-) Principal Distributions	37,904,305.03
(-) Unscheduled Principal Collections	8,102,853.84	8,102,853.84	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	427,803,102.77	427,803,102.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	465,707,407.73	465,707,407.73	Ending Certificate Balance	427,803,102.77
Ending Actual Collateral Balance	427,803,102.73	427,803,102.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP	Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP
	9,999,999 or less	14	66,866,432.12	15.63%	3	4.7613	1.479781	1.35 or less	7	211,242,355.79	49.38%	3	4.8785	1.115111
10,000,000 to 19,999,999		5	61,265,916.90	14.32%	3	4.6629	1.738255	1.36 to 1.45	2	13,271,041.88	3.10%	4	4.8911	1.396072
20,000,000 to 24,999,999		1	23,015,115.74	5.38%	3	4.4450	2.234800	1.46 to 1.55	2	26,909,923.04	6.29%	3	4.5975	1.523650
25,000,000 to 49,999,999		2	76,339,857.19	17.84%	4	4.9631	1.122782	1.56 to 1.65	2	16,117,646.17	3.77%	4	4.9123	1.635781
	50,000,000 or greater	2	175,000,000.00	40.91%	3	4.7296	1.495471	1.66 to 1.80	3	7,838,281.73	1.83%	2	4.6450	1.756609
	Totals	27	427,803,102.77	100.00%	3	4.7547	1.509726	1.81 to 2.00	1	75,000,000.00	17.53%	4	4.5930	1.956100
								2.01 or greater	7	52,108,073.34	12.18%	3	4.4844	2.348380
								Totals	27	427,803,102.77	100.00%	3	4.7547	1.509726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP
							Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP
Alabama	1	23,015,115.74	5.38%	3	4.4450	2.234800
							Industrial	1	14,374,324.81	3.36%	3	4.6800	1.536600
California	8	24,376,239.33	5.70%	2	4.6450	2.114514
							Lodging	3	21,856,394.30	5.11%	4	4.8710	1.104345
Colorado	1	5,547,192.41	1.30%	3	4.5030	1.508800
							Mixed Use	1	34,867,276.54	8.15%	4	4.9310	0.935900
Georgia	1	8,585,352.42	2.01%	4	4.8400	0.653400
							Multi-Family	10	59,946,355.07	14.01%	3	4.5054	2.271003
Kentucky	1	12,555,000.00	2.93%	3	4.3450	2.641200
							Office	3	216,472,580.65	50.60%	4	4.7795	1.454171
Maine	1	7,943,772.93	1.86%	2	4.5200	0.880200
							Retail	7	54,970,390.58	12.85%	3	4.7759	1.355542
Maryland	1	6,810,496.48	1.59%	4	4.8400	1.385800
							Totals	28	427,803,102.77	100.00%	3	4.7547	1.509726
Michigan	1	7,971,846.30	1.86%	4	4.9600	1.090700

Nebraska	1	11,399,466.91	2.66%	4	4.9070	1.647900

New York	1	100,000,000.00	23.38%	3	4.8320	1.150000

North Carolina	1	6,460,545.40	1.51%	4	4.9450	1.406900

Ohio	2	45,268,803.49	10.58%	4	4.9349	1.020158

Pennsylvania	1	41,472,580.65	9.69%	4	4.9900	1.279900

Tennessee	1	6,988,405.82	1.63%	3	4.5030	1.508800

Texas	2	79,718,179.26	18.63%	4	4.6126	1.935409

Virginia	1	14,374,324.81	3.36%	3	4.6800	1.536600

Totals	28	427,803,102.77	100.00%	3	4.7547	1.509726

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP	Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP
	4.20000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	1	12,555,000.00	2.93%	3	4.3450	2.641200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	4	118,494,486.90	27.70%	4	4.5498	1.890784	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	9	38,750,564.14	9.06%	2	4.6580	1.900140	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	10	232,687,270.91	54.39%	4	4.8938	1.175221	49 months or greater	24	402,487,321.95	94.08%	3	4.7527	1.501409
	Totals	27	427,803,102.77	100.00%	3	4.7547	1.509726	Totals	27	427,803,102.77	100.00%	3	4.7547	1.509726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP	Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP
	60 months or less	24	402,487,321.95	94.08%	3	4.7527	1.501409	Interest Only	3	187,555,000.00	43.84%	3	4.7038	1.572167
61 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	21	214,932,321.95	50.24%	3	4.7954	1.439664
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 324 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	427,803,102.77	100.00%	3	4.7547	1.509726	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	427,803,102.77	100.00%	3	4.7547	1.509726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	25,315,780.82	5.92%	4	4.7856	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	16	374,068,479.48	87.44%	3	4.7573	1.465084
	13 months to 24 months	8	28,418,842.47	6.64%	2	4.6917	1.979551
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	427,803,102.77	100.00%	3	4.7547	1.509726
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304961002	OF	New York	NY	Actual/360	4.832%	416,088.89	0.00	0.00	N/A	11/01/25	--	100,000,000.00	100,000,000.00	08/01/25
2	305180002	OF	Austin	TX	Actual/360	4.593%	296,631.25	0.00	0.00	N/A	12/01/25	--	75,000,000.00	75,000,000.00	08/01/25
3	695100605	OF	Pittsburgh	PA	Actual/360	4.990%	178,590.02	89,515.30	0.00	N/A	12/06/25	--	41,562,095.95	41,472,580.65	08/06/25
5	305180005	MU	Cleveland	OH	Actual/360	4.931%	148,407.23	83,823.56	0.00	N/A	12/01/25	--	34,951,100.10	34,867,276.54	08/01/25
8	305180008	MF	Mobile	AL	Actual/360	4.445%	88,238.42	37,848.80	0.00	N/A	11/01/25	--	23,052,964.54	23,015,115.74	08/01/25
12	305180012	OF	Raleigh	NC	Actual/360	4.770%	69,444.23	25,976.54	0.00	N/A	12/05/25	--	16,906,689.35	16,880,712.81	08/05/25
16	305180016	OF	Manhattan Beach	CA	Actual/360	4.760%	66,441.35	16,209,599.63	0.00	N/A	12/05/25	08/05/25	16,209,599.63	0.00	08/05/25
18	883100539	IN	Gainesville	VA	Actual/360	4.680%	58,041.82	28,111.34	0.00	N/A	11/06/25	--	14,402,436.15	14,374,324.81	08/06/25
19	883100537	RT	Various	Various	Actual/360	4.503%	48,698.80	23,462.35	0.00	N/A	11/06/25	--	12,559,060.58	12,535,598.23	08/06/25
21	305180021	MF	Louisville	KY	Actual/360	4.345%	46,974.88	0.00	0.00	N/A	11/01/25	--	12,555,000.00	12,555,000.00	08/01/25
22	695100602	RT	Lincoln	NE	Actual/360	4.907%	48,240.35	17,091.38	0.00	N/A	12/06/25	--	11,416,558.29	11,399,466.91	08/06/25
23	883100530	RT	South Point	OH	Actual/360	4.948%	44,395.47	18,041.36	0.00	N/A	11/06/25	--	10,419,568.31	10,401,526.95	08/06/25
25	305180025	LO	McDonough	GA	Actual/360	4.840%	35,860.85	18,956.08	0.00	N/A	12/01/25	--	8,604,308.50	8,585,352.42	08/01/25
27	305180027	RT	Augusta	ME	Actual/360	4.520%	30,991.43	18,627.89	0.00	N/A	10/01/25	--	7,962,400.82	7,943,772.93	08/01/25
28	695100597	OF	Vancouver	WA	Actual/360	4.680%	32,720.74	8,119,289.56	0.00	N/A	11/06/25	--	8,119,289.56	0.00	08/06/25
29	695100611	RT	Rochester Hills	MI	Actual/360	4.960%	34,116.90	15,981.19	0.00	N/A	12/06/25	--	7,987,827.49	7,971,846.30	08/06/25
30	695100610	LO	College Park	MD	Actual/360	4.840%	28,447.31	15,037.27	0.00	N/A	12/06/25	--	6,825,533.75	6,810,496.48	08/06/25
31	305180031	RT	Salem	OR	Actual/360	4.920%	31,412.72	7,414,489.41	0.00	N/A	11/06/25	08/06/25	7,414,489.41	0.00	08/06/25
32	695100608	LO	Smithfield	NC	Actual/360	4.945%	27,570.04	14,040.25	0.00	N/A	12/06/25	--	6,474,585.65	6,460,545.40	08/06/25
34	883100486	MF	Hawthorne	CA	Actual/360	4.645%	25,368.52	14,570.11	0.00	N/A	10/06/25	--	6,342,349.95	6,327,779.84	08/06/25
36	695100601	RT	Vancouver	WA	Actual/360	4.824%	26,445.32	13,013.46	0.00	N/A	12/06/25	--	6,366,230.56	6,353,217.10	08/06/25
39	883100542	MF	Montgomery	AL	Actual/360	4.736%	23,129.89	5,671,563.03	0.00	N/A	08/06/25	--	5,671,563.03	0.00	08/06/25
41	695100604	RT	Gainesville	TX	Actual/360	4.925%	20,053.28	10,284.82	0.00	N/A	12/06/25	--	4,728,464.08	4,718,179.26	08/06/25
44	883100495	MF	Hawthorne	CA	Actual/360	4.645%	16,121.28	9,259.08	0.00	N/A	10/06/25	--	4,030,460.42	4,021,201.34	08/06/25
45	883100474	MF	Wilmington	CA	Actual/360	4.645%	11,096.68	6,373.25	0.00	N/A	10/06/25	--	2,774,266.59	2,767,893.34	08/06/25
46	883100476	MF	Valley Village	CA	Actual/360	4.645%	11,063.95	6,354.45	0.00	N/A	10/06/25	--	2,766,082.39	2,759,727.94	08/06/25
47	883100519	MF	Fontana	CA	Actual/360	4.645%	10,752.98	6,175.85	0.00	N/A	10/06/25	--	2,688,337.37	2,682,161.52	08/06/25
48	883100498	MF	Long Beach	CA	Actual/360	4.645%	9,263.60	5,320.44	0.00	N/A	10/06/25	--	2,315,980.89	2,310,660.45	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	883100479	MF	Van Nuys	CA	Actual/360	4.645%	8,690.76	4,991.44	0.00	N/A	10/06/25	--	2,172,766.55	2,167,775.11	08/06/25
50	695100607	RT	Orlando	FL	Actual/360	4.795%	8,610.16	3,423.97	0.00	N/A	12/06/25	09/06/25	2,085,274.88	2,081,850.91	08/06/25
51	883100501	MF	North Hollywood	CA	Actual/360	4.645%	5,368.31	3,083.22	0.00	N/A	10/06/25	--	1,342,123.01	1,339,039.79	08/06/25
Totals							1,907,277.43	37,904,305.03	0.00				465,707,407.80	427,803,102.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,688,535.88	13,192,842.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,436,030.39	8,891,600.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,616,106.26	3,599,651.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,216,198.00	4,228,780.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,266,962.72	889,348.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,701,850.94	451,814.66	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,414,426.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,506,817.55	375,717.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,578,224.00	357,894.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,033,567.03	264,539.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	712,054.05	136,878.03	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	554,528.15	167,838.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,025,622.05	170,260.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	801,439.06	820,032.41	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	751,241.44	783,190.15	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	734,568.59	524,510.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	668,999.74	326,914.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	613,496.16	355,572.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	91,978.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	368,001.78	190,941.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	477,704.50	264,053.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	308,299.13	159,685.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	272,983.26	177,952.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	224,644.79	140,757.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	68,972,301.87	36,562,754.82				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
28	695100597	8,102,853.84	Payoff Prior to Maturity	0.00	0.00
Totals		8,102,853.84		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,102,853.84	4.754656%	4.670718%	3
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,988,827.29	4.755997%	4.716946%	4
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	16,392,555.93	4.753189%	4.714540%	5
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746635%	4.708662%	6
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746676%	4.708683%	7
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746714%	4.708703%	8
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746759%	4.708728%	9
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746796%	4.708747%	10
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746833%	4.708766%	11
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746873%	4.708786%	12
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746909%	4.721024%	13
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746948%	4.721056%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		427,803,103	427,803,103		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	427,803,103	427,803,103	0	0	0	0
Jul-25	465,707,408	465,707,408	0	0	0	0
Jun-25	488,858,172	488,858,172	0	0	0	0
May-25	505,879,693	505,879,693	0	0	0	0
Apr-25	506,548,191	506,548,191	0	0	0	0
Mar-25	507,171,841	507,171,841	0	0	0	0
Feb-25	507,919,808	507,919,808	0	0	0	0
Jan-25	508,537,838	508,537,838	0	0	0	0
Dec-24	509,153,335	509,153,335	0	0	0	0
Nov-24	509,808,852	509,808,852	0	0	0	0
Oct-24	510,419,142	510,419,142	0	0	0	0
Sep-24	511,069,639	511,069,639	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	305180002	75,000,000.00	75,000,000.00	272,250,000.00	11/30/15	8,039,853.52	1.95610	06/30/25	12/01/25	I/O
34	883100486	6,327,779.84	6,327,779.84	11,360,000.00	06/10/15	513,089.88	2.14110	06/30/24	10/06/25	241
44	883100495	4,021,201.34	4,021,201.34	6,690,000.00	06/10/15	348,322.15	2.28730	06/30/24	10/06/25	241
45	883100474	2,767,893.34	2,767,893.34	4,950,000.00	06/10/15	89,478.00	1.70720	03/31/25	10/06/25	241
46	883100476	2,759,727.94	2,759,727.91	5,275,000.00	06/17/15	187,191.79	1.79110	06/30/24	10/06/25	241
47	883100519	2,682,161.52	2,682,161.52	4,675,000.00	06/10/15	257,578.69	2.53580	06/30/24	10/06/25	241
48	883100498	2,310,660.45	2,310,660.45	5,450,000.00	06/10/15	155,285.72	1.77460	06/30/24	10/06/25	241
49	883100479	2,167,775.11	2,167,775.11	3,825,000.00	06/17/15	173,327.53	2.11130	06/30/24	10/06/25	241
51	883100501	1,339,039.79	1,339,039.77	2,525,000.00	06/17/15	138,257.33	2.72640	06/30/24	10/06/25	241
Totals		99,376,239.33	99,376,239.28	317,000,000.00		9,902,384.61

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	305180002	OF	TX	07/30/25	13
	The loan transferred to Special Servicing on 7/30/2025 due to imminent monetary default. Special Servicer is reaching out to the Borrower.

34	883100486	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

44	883100495	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

45	883100474	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

46	883100476	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

47	883100519	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
48	883100498	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

49	883100479	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

51	883100501	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's counsel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	305180006	10/19/20	36,569,358.85	16,400,000.00	20,261,389.84	6,298,325.48	20,261,389.84	13,963,064.36	22,606,294.49	0.00	433,709.72	22,172,584.77	56.13%
9	305180009	10/18/21	18,201,235.06	15,000,000.00	10,156,471.31	2,278,827.89	10,156,471.31	7,877,643.42	10,323,591.64	0.00	608,027.37	9,715,564.27	48.57%
13	695100599	03/15/24	6,851,534.93	4,840,000.00	2,055,700.18	1,953,817.17	2,055,700.18	101,883.01	6,749,651.92	0.00	(10,173.98)	6,759,825.90	86.66%
14	695100600	03/15/24	5,094,730.35	4,600,000.00	3,527,134.31	175,485.12	3,527,134.31	3,351,649.19	1,743,081.16	0.00	50,891.04	1,692,190.12	29.17%
15	695100598	11/17/23	4,070,559.62	4,150,000.00	3,594,750.44	1,283,670.87	3,594,750.44	2,311,079.57	1,759,480.05	0.00	127,211.49	1,632,268.56	35.48%
35	305180035	04/16/21	7,500,000.00	13,370,000.00	7,826,967.76	326,967.76	7,826,967.76	7,500,000.00	0.00	0.00	0.00	0.00	0.00%
40	305180040	08/17/21	5,915,654.84	10,000,000.00	4,574,381.86	294,401.84	4,574,381.86	4,279,980.02	1,635,674.82	0.00	40,490.02	1,595,184.80	24.54%
43	695100592	07/16/21	4,536,431.42	4,500,000.00	4,051,254.34	95,958.52	4,051,254.34	3,955,295.82	581,135.60	0.00	23,327.14	557,808.46	10.72%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			88,739,505.07	72,860,000.00	56,048,050.04	12,707,454.65	56,048,050.04	43,340,595.39	45,398,909.68	0.00	1,273,482.80	44,125,426.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/15/25	0.00	(215,453.13)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(207,553.33)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(213,205.12)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(205,520.52)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(211,512.80)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(203,914.18)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(203,091.64)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(202,297.11)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(201,505.78)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(207,380.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(199,906.12)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(205,764.70)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(204,950.38)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(198,274.98)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(204,055.84)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(196,700.82)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(202,435.75)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(161,925.67)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(161,285.59)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(165,999.48)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(160,015.89)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(157,573.87)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(151,893.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(156,322.08)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(155,689.68)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(150,109.65)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(154,485.64)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(148,916.80)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(153,257.99)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(149,471.42)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/17/23	0.00	(149,068.88)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(148,439.97)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(147,858.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(152,168.94)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(146,775.04)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(151,053.72)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(150,442.38)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(145,019.19)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(149,374.82)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(143,785.91)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(147,930.29)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(142,600.33)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(142,027.65)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(141,471.93)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(143,244.19)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(147,416.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(101,873.08)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(104,842.48)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(97,813.61)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(92,020.41)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(94,689.12)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(91,267.69)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(93,446.14)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(90,542.28)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(90,178.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(89,824.63)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(89,322.29)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(91,546.75)	0.00	0.00	0.00	0.00	0.00	0.00
6	305180006	03/17/23	0.00	0.00	22,172,584.77	0.00	0.00	(438,944.94)	0.00	0.00	22,172,584.77
		06/17/21	0.00	0.00	22,611,529.71	0.00	0.00	3,290.02	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	305180006	05/17/21	0.00	0.00	22,608,239.69	0.00	0.00	1,945.20	0.00	0.00
		10/19/20	0.00	0.00	22,606,294.49	0.00	0.00	22,606,294.49	0.00	0.00
9	305180009	02/17/23	0.00	0.00	9,715,564.27	0.00	0.00	(50,782.35)	0.00	0.00	9,715,564.27
		01/18/23	0.00	0.00	9,766,346.62	0.00	0.00	11,487.00	0.00	0.00
		06/17/22	0.00	0.00	9,754,859.62	0.00	0.00	8,864.25	0.00	0.00
		04/18/22	0.00	0.00	9,745,995.37	0.00	0.00	11,820.00	0.00	0.00
		03/17/22	0.00	0.00	9,734,175.37	0.00	0.00	3,272.50	0.00	0.00
		12/17/21	0.00	0.00	9,730,902.87	0.00	0.00	(593,773.77)	0.00	0.00
		11/18/21	0.00	0.00	10,324,676.64	0.00	0.00	1,085.00	0.00	0.00
		10/18/21	0.00	0.00	10,323,591.64	0.00	0.00	10,323,591.64	0.00	0.00
13	695100599	06/17/25	0.00	0.00	6,759,825.90	0.00	0.00	14,500.00	0.00	0.00	6,759,825.90
		08/16/24	0.00	0.00	6,745,325.90	0.00	0.00	(4,326.02)	0.00	0.00
		03/15/24	0.00	0.00	6,749,651.92	0.00	0.00	6,749,651.92	0.00	0.00
14	695100600	06/17/25	0.00	0.00	1,692,190.12	0.00	0.00	18,332.00	0.00	0.00	1,692,190.12
		07/17/24	0.00	0.00	1,673,858.12	0.00	0.00	(69,223.04)	0.00	0.00
		03/15/24	0.00	0.00	1,743,081.16	0.00	0.00	1,743,081.16	0.00	0.00
15	695100598	06/17/25	0.00	0.00	1,632,268.56	0.00	0.00	(4,450.00)	0.00	0.00	1,632,268.56
		09/17/24	0.00	0.00	1,636,718.56	0.00	0.00	(7,434.09)	0.00	0.00
		07/17/24	0.00	0.00	1,644,152.65	0.00	0.00	(112,417.65)	0.00	0.00
		01/18/24	0.00	0.00	1,756,570.30	0.00	0.00	(2,909.75)	0.00	0.00
		11/17/23	0.00	0.00	1,759,480.05	0.00	0.00	1,759,480.05	0.00	0.00
35	305180035	04/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	305180040	06/17/22	0.00	0.00	1,595,184.80	0.00	0.00	(40,490.02)	0.00	0.00	1,595,184.80
		08/17/21	0.00	0.00	1,635,674.82	0.00	0.00	1,635,674.82	0.00	0.00
43	695100592	10/17/22	0.00	0.00	557,808.46	0.00	0.00	(23,327.14)	0.00	0.00	557,808.46
		07/16/21	0.00	0.00	581,135.60	0.00	0.00	581,135.60	0.00	0.00
Current Period Totals			0.00	(215,453.13)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(8,986,515.57)	44,125,426.88	0.00	0.00	44,125,426.88	0.00	0.00	44,125,426.88

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	1,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,365.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	867.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	597.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	595.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	578.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	498.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	467.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	288.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,301.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,301.43

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Supplemental Notes
None

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